Federated Investors
World-Class Investment Manager

California Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

PROSPECTUS

December 18, 2000

CASH II SHARES

A money market mutual fund seeking to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of California consistent with stability of principal by investing in a portfolio of short-term, high-quality California tax exempt securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the Fund Invests? 5

What are the Specific Risks of Investing in the Fund? 6

What Do Shares Cost? 7

How is the Fund Sold? 7

How to Purchase Shares 8

How to Redeem Shares 9

Account and Share Information 12

Who Manages the Fund? 13

Financial Information 13

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of California consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in short-term, high-quality California tax exempt securities. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and California state income tax or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and California state income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single state, an investment in the Fund may involve additional risks compared to a fully diversified money market fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

[Graphic Representation Omitted - See Appendix]

The total returns shown here are for Institutional Service Shares, which is another class of shares offered by California Municipal Cash Trust. Institutional Service Shares are not offered in this prospectus for the Fund's Cash II Shares. The total returns for Institutional Service Shares are disclosed here because Cash II Shares have only been offered since December 18, 2000. These total returns would be substantially similar to the annual returns for Cash II Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that expenses of Cash II Shares will exceed those of Institutional Service Shares.

Historically, the Fund has maintained a constant $1.00 NAV per Share. The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-end basis.

The Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon NAV.

The Fund's Institutional Service Shares total return for the nine-month period from January 1, 2000 to September 30, 2000 was 2.44%.

Within the period shown in the Chart, the Fund's Institutional Service Shares highest quarterly return was 1.35% (quarter ended June 30, 1990). Its lowest quarterly return was 0.44% (quarters ended March 31, 1993 and March 31, 1994).

Average Annual Total Return Table

The following table represents the Fund's Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 1999.

Calendar Period	Fund
1 Year	2.77%
5 Years	3.11%
10 Years	3.15%

The Fund's Institutional Service Shares 7-Day Net Yield as of December 31, 1999 was 3.83%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Past performance is no guarantee of future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

CALIFORNIA MUNICIPAL CASH TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Cash II Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.50%
Distribution (12b-1) Fee[3]	0.20%
Shareholder Services Fee	0.25%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	1.09%

1 Although not contractually obligated to do so, the adviser and distributor expect to waive certain amounts during the fiscal year ending October 31, 2001. These are shown below along with the net expenses the Fund expects to actually pay for the fiscal year ended October 31, 2001.

Total Waivers of Fund Expenses	0.44%
Total Actual Annual Fund Operating Expenses (after waivers)	0.65%

2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.11% for the fiscal year ending October 31, 2001.

3 The distributor expects to voluntarily waive a portion of the distribution (12b-1) fee. The distributor can terminate this anticipated voluntary waiver at any time. The distribution (12b-1) fee paid by the Fund's Cash II Shares (after the anticipated voluntary waiver) is expected to be 0.15% for the fiscal year ending October 31, 2001.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Cash II Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Cash II Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Cash II Shares operating expenses are before waivers as estimated in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$111

3 Years	$347

5 Years	$601

10 Years	$1,329

What are the Fund's Investment Strategies?

The Fund invests in a portfolio of high-quality California tax exempt securities maturing in 397 days or less. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and California state income tax or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and California state income tax. Interest from the Fund's investments may be subject to AMT. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. The Adviser actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments with enhanced yields.

The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and municipal notes. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and securities subject to federal and California income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to federal income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

Variable Rate Demand Instruments

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

Municipal Notes

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSRO or be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued by California issuers or credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.

CALIFORNIA SECTOR RISKS

Since the Fund invests primarily in issuers from California, the Fund may be subject to additional risks compared to funds that invest in multiple states. California's deep economic base continues to experience increased diversity and strong growth as its economy has recovered from a deep recession in the early 1990s (sparked by downsizing in the aerospace industry in relation to military cutbacks). The major components of California's economy continue to be high technology (particularly Internet-related firms), trade, entertainment, manufacturing, tourism, construction and services. California's location is a benefit to its trade component; however, these factors lead to above-average exposure to international economic conditions.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.

When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at 12:00 noon, 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $10,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $10,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers three share classes: Cash II Shares, Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Cash II Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial institutions acting in an agency or fiduciary capacity, or to individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-California taxpayers because it invests in California municipal securities.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Cash II Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before 1:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY AUTOMATIC INVESTMENTS

You may establish an account with your financial institution to automatically purchase Shares on predetermined dates or when your bank account reaches a certain level. Under this program, participating financial institutions are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial institution's agreement or materials describing this service.

BY INVEST-BY-PHONE

Once you establish an account, you may use the Fund's Invest-By-Phone privilege for future Share purchases if you have an account with a bank that is an Automated Clearinghouse member. To apply, call the Fund for an authorization form. You may use Invest-By-Phone to purchase Shares approximately two weeks from the date you file the form with Federated Shareholder Services Company.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400.

If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).

By Mail

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from the California taxes discussed above to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

The Fund's fiscal year end is October 31. As the Fund's Cash II Shares have been in existence for less than one year, financial information is not yet available.

A Statement of Additional Information (SAI) dated December 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Semi-Annual Report to shareholders when it becomes available. To obtain the SAI, the Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated
World-Class Investment Manager
California Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Cusip 60934N179

25982 (12/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

California Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

PROSPECTUS


December 18, 2000


INSTITUTIONAL SERVICE SHARES


A money market mutual fund seeking to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of California consistent with stability of principal by investing in a portfolio of short-term, high-quality California tax exempt securities.


As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4


What are the Principal Securities in Which the Fund Invests? 4


What are the Specific Risks of Investing in the Fund? 5

What Do Shares Cost? 6


How is the Fund Sold? 7


How to Purchase Shares 7


How to Redeem Shares 9



Account and Share Information 11



Who Manages the Fund? 12



Financial Information 13



Report of Ernst & Young LLP, Independent Auditors 28


Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?


The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of California consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund invests in short-term, high-quality California tax exempt securities. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and California state income tax or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and California state income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?


All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single state, an investment in the Fund may involve additional risks compared to a fully diversified money market fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.


Risk/Return Bar Chart and Table

[Graphic Representation Omitted - See Appendix]


Historically, the Fund has maintained a constant $1.00 NAV per Share. The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-end basis.



The Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon NAV.



The Fund's Institutional Service Shares total return for the nine-month period from January 1, 2000 to September 30, 2000 was 2.44%.



Within the period shown in the Chart, the Fund's Institutional Service Shares highest quarterly return was 1.35% (quarter ended June 30, 1990). Its lowest quarterly return was 0.44% (quarters ended March 31, 1993 and March 31, 1994).


Average Annual Total Return Table


The following table represents the Fund's Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 1999.


Calendar Period	Fund
1 Year	2.77%
5 Years	3.11%
10 Years	3.15%


The Fund's Institutional Service Shares 7-Day Net Yield as of December 31, 1999 was 3.83%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.



Past performance is no guarantee of future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


What are the Fund's Fees and Expenses?

CALIFORNIA MUNICIPAL CASH TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.50%
Distribution (12b-1) Fee	None
Shareholder Services Fees	0.25%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.89%

1 Although not contractually obligated to do so, the adviser waived certain amounts during the fiscal year ended October 31, 2000. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 2000.

Total Waivers of Fund Expenses	0.39%
Total Actual Annual Fund Operating Expenses (after waivers)	0.50%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.11% for the fiscal year ended October 31, 2000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


1 Year	$91

3 Years	$284

5 Years	$493

10 Years	$1,096

What are the Fund's Investment Strategies?


The Fund invests in a portfolio of high-quality California tax exempt securities maturing in 397 days or less. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and California state income tax or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and California state income tax. Interest from the Fund's investments may be subject to AMT. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. The Adviser actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments with enhanced yields.


The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and municipal notes. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

TEMPORARY DEFENSIVE INVESTMENTS


The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and securities subject to federal and California income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.


What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES


Tax exempt securities are fixed income securities that pay interest that is not subject to federal income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.


Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

Variable Rate Demand Instruments

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

Municipal Notes

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSRO or be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.


Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.


INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued by California issuers or credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.

CALIFORNIA SECTOR RISKS

Since the Fund invests primarily in issuers from California, the Fund may be subject to additional risks compared to funds that invest in multiple states. California's deep economic base continues to experience increased diversity and strong growth as its economy has recovered from a deep recession in the early 1990's (sparked by downsizing in the aerospace industry in relation to military cutbacks). The major components of California's economy continue to be high technology (particularly Internet-related firms), trade, entertainment, manufacturing, tourism, construction and services. California's location is a benefit to its trade component; however, these factors lead to above-average exposure to international economic conditions.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.


When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.



The required minimum initial investment for Fund Shares is $10,000. There is no required minimum subsequent investment amount.



An account may be opened with a smaller amount as long as the $10,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


How is the Fund Sold?


The Fund offers three share classes: Institutional Service Shares, Institutional Shares and Cash II Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.



The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial institutions acting in an agency or fiduciary capacity, or to individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-California taxpayers because it invests in California municipal securities.


The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before 1:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317


Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.


BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone


You may redeem Shares by simply calling the Fund at 1-800-341-7400.



If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.



If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).


By Mail

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from the California taxes discussed above to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS


The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.



This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.


Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 28.

Year Ended October 31	2000	1999 [1]	1998	1997	1996
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.03	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[2]	3.28%	2.71%	3.05%	3.19%	3.22%

Ratios to Average Net Assets:

Expenses	0.50%	0.50%	0.50%	0.46%	0.49%

Net investment income	3.22%	2.68%	2.99%	3.13%	3.17%

Expense waiver/reimbursement[3]	0.39%	0.41%	0.43%	0.49%	0.62%

Supplemental Data:

Net assets, end of period (000 omitted)	$575,278	$482,813	$363,202	$234,764	$132,159

1 For the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on NAV, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

October 31, 2000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.4%[1]
		California--92.5%
$8,900,000		ABAG Finance Authority for Non-Profit Corporations Weekly VRDNs (Lucile Salter Packard Children's Hospital at Stanford)/(AMBAC INS)/(Bayerische Landesbank Girozentrale LIQ)	$8,900,000
9,010,000		ABAG Finance Authority for Non-Profit Corporations, Series 1998, Weekly VRDNs (The Harker School Foundation)/(U.S. Bank, N.A., Minneapolis LOC)	9,010,000
4,000,000		ABAG Finance Authority for Non-Profit Corporations, Series 1999, Weekly VRDNs (Marin Academy)/(Allied Irish Banks PLC LOC)	4,000,000
10,000,000		ABAG Finance Authority for Non-Profit Corporations, Series 2000, Weekly VRDNs (Episcopal Homes Foundation)/(Wells Fargo Bank, N.A. LOC)	10,000,000
3,705,000		ABN AMRO MuniTOPS Certificates Trust (California Non-AMT) Series 1998-10, Weekly VRDNs (San Diego, CA Water Utility Fund)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	3,705,000
6,500,000		ABN AMRO MuniTOPS Certificates Trust (California Non-AMT), Series 1998-17, Weekly VRDNs (Sacramento County, CA Airport System)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	6,500,000
24,000,000		ABN AMRO MuniTOPS Certificates Trust (California Non-AMT), Series 1999-7, Weekly VRDNs (Los Angeles, CA Unified School District)/(MBIA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	24,000,000
4,356,000	[2]	ABN AMRO MuniTOPS Certificates Trust (California Non-AMT), Series 1999-8, 3.75% TOBs (Contra Costa, CA Water District)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ), Optional Tender 11/1/2000	4,356,000
2,600,000		California Educational Facilities Authority, Floater Certificates, Series 1998-147, Weekly VRDNs (University of Southern California)/(Morgan Stanley, Dean Witter & Co. LIQ)	2,600,000
8,780,000		California HFA, Variable Rate Certificates, Series 1998E, Weekly VRDNs (Bank of America, N.A. LIQ)	8,780,000
4,655,000		California State, CDC Municipal Products, Inc., Series 1996L, Weekly VRDNs (FGIC INS)/(Caisse des Depots et Consignations, Paris LIQ)	4,655,000
25,000,000		California State, GO Tax Exempt Notes, 3.80% CP (Bayerische Landesbank Girozentrale, Commerzbank AG, Frankfurt, Credit Agricole Indosuez, Dexia Public Finance Bank S.A., Landesbank Hessen-Thueringen, Frankfurt, Morgan Guaranty Trust Co., New York, State Street Bank and Trust Co., Toronto Dominion Bank and Westdeutsche Landesbank Girozentrale LIQs), Mandatory Tender 12/12/2000	25,000,000
10,000,000		California State, GO Tax Exempt Notes, 3.90% CP (Bayerische Landesbank Girozentrale, Commerzbank AG, Frankfurt, Credit Agricole Indosuez, Dexia Public Finance Bank S.A., Landesbank Hessen-Thueringen, Frankfurt, Morgan Guaranty Trust Co., New York, State Street Bank and Trust Co., Toronto Dominion Bank and Westdeutsche Landesbank Girozentrale LIQs), Mandatory Tender 11/9/2000	10,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		California--continued
$20,000,000		California State, GO Tax Exempt Notes, 3.95% CP (Bayerische Landesbank Girozentrale, Commerzbank AG, Frankfurt, Credit Agricole Indosuez, Dexia Public Finance Bank S.A., Landesbank Hessen-Thueringen, Frankfurt, Morgan Guaranty Trust Co., New York, State Street Bank and Trust Co., Toronto Dominion Bank and Westdeutsche Landesbank Girozentrale LIQs), Mandatory Tender 11/10/2000	$20,000,000
9,645,000	[2]	California State, PT-1194, 3.85% TOBs (Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 10/25/2001	9,645,000
7,725,000		California State, Trust Receipts, Series 2000 FR/RI-A10 Weekly VRDNs (Bayerische Hypotheken-und Vereinsbank AG LIQ)	7,725,000
18,000,000	[2]	California State, Trust Receipts, Series 2000 FR/RI-A17, 3.80% TOBs (FGIC INS)/(Bank of New York, New York LIQ), Optional Tender 12/6/2000	18,000,000
12,640,000		California State, Trust Receipts, Series 2000 FR/RI-L14, Weekly VRDNs (Lehman Brothers, Inc. LIQ)	12,640,000
6,320,000		California State, Trust Receipts, Series 2000 FR/RI-L15 Weekly VRDNs (Lehman Brothers, Inc. LIQ)	6,320,000
2,700,000		California State Public Works Board, Variable Rate Certificates, Series 2000B, Weekly VRDNs (Regents of University of California)/(MBIA INS)/(Bank of America, N.A. LIQ)	2,700,000
4,715,000		California Statewide Communities Development Authority, MERLOTS, Series 1999E, Weekly VRDNs (Sutter Health)/(FSA INS)/(First Union National Bank, Charlotte, NC LIQ)	4,715,000
4,015,000		California Statewide Communities Development Authority, Series 2000, Weekly VRDNs (Institute for Defense Analyses)/(AMBAC INS)/(First Union National Bank, Charlotte, NC LIQ)	4,015,000
1,780,000		California Statewide Communities Development Authority, Series 2000A, Weekly VRDNs (Nonprofits' Insurance Alliance of California)/(Banque Nationale de Paris LOC)	1,780,000
2,500,000		California Statewide Communities Development Authority, Series A, Weekly VRDNs (Barton Memorial Hospital)/(Banque Nationale de Paris LOC)	2,500,000
12,729,000		Clipper Tax-Exempt Trust (California Non-AMT), Series A, Weekly VRDNs (California HFA)/(MBIA INS)/(State Street Bank and Trust Co. LIQ)	12,729,000
6,000,000		Compton, CA, Solid Waste Management Facilities, Series 2000, Weekly VRDNs (Union Bank of California LOC)	6,000,000
23,900,000		East Bay Municipal Utility District, CA, 4.15% CP (Westdeutsche Landesbank Girozentrale LIQ) Mandatory Tender 11/9/2000	23,900,000
12,315,000		Encinitas, CA, Community Facilities District, Series 2000 FR/RI A5, Weekly VRDNs (Encinitas Ranch Public Improvements)/ (Bayerische Hypotheken-und Vereinsbank AG LIQ)/(United States Treasury PRF)	12,315,000
4,500,000		Grand Terrace, CA, Community Redevelopment Agency, Series 1985A, Weekly VRDNs (Mt. Vernon Villas)/(FNMA LOC)	4,500,000
10,000,000		Los Angeles County, CA Metropolitan Transportation Authority, Municipal Securities Trust Receipts, Series 1998-CMC2, Weekly VRDNs (AMBAC INS)/(Chase Manhattan Corp. LIQ)	10,000,000
11,000,000		Los Angeles County, CA, Series A, 5.00% TRANs, 6/29/2001	11,074,829
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		California--continued
$15,000,000		Los Angeles, CA, Department of Water & Power, Series 2000 B, Weekly VRDNs	$15,000,000
2,500,000		Los Angeles, CA, Department of Water & Power, Series 2000 E, Weekly VRDNs	2,500,000
1,875,000		Los Angeles, CA, Department of Water & Power, Electric Plant Revenue Bonds, 2nd Issue, 9.00% Bonds, 6/1/2001	1,928,540
6,500,000		Los Angeles, CA, Unified School District, 2000-2001 TRANS, Trust Receipts, Series 2000 FR/RI-L13, Weekly VRDNs (Lehman Brothers, Inc. LIQ)	6,500,000
15,000,000		Los Angeles, CA, Wastewater System, 3.85% CP, Mandatory Tender 12/8/2000	15,000,000
3,000,000		Los Angeles, CA, Wastewater System, 3.85% CP, Mandatory Tender 12/18/2000	3,000,000
12,500,000		Los Angeles, CA, Wastewater System, Revenue Bonds, Series 1991-D, 6.70% Bonds (United States Treasury PRF), 12/1/2000	12,777,794
11,000,000		Los Angeles, CA, TRANs, Trust Receipts, Series 2000 FR/RI-N8, Weekly VRDNs (Bank of New York LIQ)	11,000,000
3,000,000		Los Altos, CA, Union High School District, 5.00% TRANs, 7/5/2001	3,013,564
2,475,000		Milpitas, CA, Unified School District, 4.75% TRANs, 7/5/2001	2,482,678
17,200,000		Monterey Peninsula, CA, Water Management District, Wastewater Reclaimation Weekly VRDNs (Bank of America, N.A. LOC)	17,200,000
6,440,000		Northern California Power Agency, Trust Receipts, Series 1999 SSP-35, Weekly VRDNs (MBIA INS)/(Chase Manhattan Bank N.A., New York LIQ)	6,440,000
3,300,000		Oakland, CA, MERLOTS, Series 2000M, Weekly VRDNs (1800 Harrison Foundation)/(AMBAC INS)/(First Union National Bank, Charlotte, NC LIQ)	3,300,000
6,000,000		Oceanside, CA, Community Development Commission, Series 1985, Weekly VRDNs (Shadow Way Apartments)/(Bank One, Arizona N.A. LOC)	6,000,000
11,900,000		Orange County, CA, Housing Authority, Issue 1998I, Weekly VRDNs (Oasis Martinique)/(FNMA LOC)	11,900,000
13,600,000		Orange County, CA IDA, Series 1991A, Weekly VRDNs (Casden Lakes LP)/(Federal Home Loan Mortgage Corp. LOC)	13,600,000
9,000,000		Orange County, CA IDA, Series 1999B, Weekly VRDNs (Riverbend Apartments)/(Federal Home Loan Mortgage Corp. LOC)	9,000,000
43,795,002		PBCC LeaseTOPS Trust (California Non-AMT), Series 1998-1, Weekly VRDNs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ)	43,795,002
6,960,378	[2]	PBCC LeaseTOPS Trust (California Non-AMT), Series 1999-1, 4.25% TOBs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ), Optional Tender 1/24/2001	6,960,378
6,375,000		Peninsula Corridor Joint Powers Board, CA, 4.40% GANs, 7/25/2001	6,383,898
4,000,000		Placer, CA, Union High School District, 4.50% TRANs, 10/1/2001	4,017,706
2,500,000		Ravenswood, CA, City School District, 4.90% TRANs, 7/5/2001	2,510,492
10,000,000		Regents of University of California, Series A, 3.60% CP, Mandatory Tender 11/21/2000	10,000,000
2,000,000		Regents of University of California, Series A, 3.75% CP, Mandatory Tender 12/13/2000	2,000,000
3,455,000		Riverside, CA, Municipal Securities Trust Receipts, Series 1998-CMC5, Weekly VRDNs (AMBAC INS)/(Chase Manhattan Corp. LIQ)	3,455,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		California--continued
$11,150,000		Riverside County, CA, School Financing Authority, Trust Receipts, Series 2000 FR/RI-N9, Weekly VRDNs (Bank of New York LIQ)	$11,150,000
2,525,000		Rosemead, CA, School District, 4.75% TRANs, 7/5/2001	2,532,833
2,300,000		Roseville, CA, Joint Union High School District, 4.50% TRANs, 10/1/2001	2,310,181
16,000,000	[2]	Sacramento, CA, Municipal Utility District, MERLOTS, Series 2000 A10, 3.85% TOBs (AMBAC INS)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 10/1/2001	16,000,000
5,000,000		Sacramento, CA, Series 1985B, Weekly VRDNs (Woodbridge - 301 LLC)/(Bank One, Arizona N.A. LOC)	5,000,000
2,600,000	[2]	Sacramento County, CA, Sanitation District, MERLOTS, Series 2000 SSS, 4.10% TOBs (First Union National Bank, Charlotte, NC LIQ)/(United States Treasury PRF), Optional Tender 8/1/2001	2,600,000
1,430,000		San Bernardino County, CA, Certificates of Participation, Series B, 6.75% Bonds (United States Treasury PRF), 8/1/2001	1,486,297
1,140,000		San Bernardino County, CA, Certificates of Participation, Series B, 7.00% Bonds (United States Treasury PRF), 8/1/2001	1,186,946
8,210,000		San Francisco, CA, City & County Airport Commission, Series 1997B, 3.70% CP (San Francisco International Airport)/(Societe Generale, Paris LOC), Mandatory Tender 1/12/2001	8,210,000
4,000,000		San Francisco, CA, City & County Airport Commission, Series 1997B, 3.75% CP (San Francisco International Airport)/(Societe Generale, Paris LOC), Mandatory Tender 12/14/2000	4,000,000
975,000		San Francisco, CA, City & County Airport Commission, Floater Certificates, Series 1998-31, Weekly VRDNs (FGIC INS)/(Bank of America, N.A. LIQ)	975,000
2,810,000		San Francisco, CA, Redevelopment Finance Agency, (PT-125) Weekly VRDNs (Northridge Cooperative Homes)/(MBIA INS)/(Merrill Lynch & Co., Inc. LIQ)	2,810,000
16,500,000		San Francisco, CA, Redevelopment Finance Agency, Series B1, Weekly VRDNs (Fillmore Center)/(Credit Suisse First Boston LOC)	16,500,000
7,175,000		San Francisco, CA, Redevelopment Finance Agency, CDC Municipal Products, Inc., Series 1997T, Weekly VRDNs (Northridge Cooperative Homes)/(MBIA INS)/(Caisse des Depots et Consignations, Paris LIQ)	7,175,000
4,000,000		San Luis, CA, Coastal Unified School District, 4.80% BANs, 7/2/2001	4,014,046
3,000,000		Southern California Metropolitan Water District, CA, Series B, 3.95% CP (Westdeutsche Landesbank Girozentrale LIQ), Mandatory Tender 12/14/2000	3,000,000
10,000,000		Southern California Metropolitan Water District, CA, Series B, 4.00% CP (Westdeutsche Landesbank Girozentrale LIQ), Mandatory Tender 12/14/2000	10,000,000
5,100,000		Southern California Metropolitan Water District, CA, MERLOTS, Series 1999O, Weekly VRDNs (First Union National Bank, Charlotte, NC LIQ)	5,100,000
5,000,000		Southern California Metropolitan Water District, CA, PUTTERs, Series 116, Weekly VRDNs (Morgan Guaranty Trust Co., New York LIQ)	5,000,000
3,990,000		Sunnyvale, CA, Elementary School District, 4.75% TRANs, 7/5/2001	4,002,891
1,000,000		Upland, CA, Community Redevelopment Agency, Series 1999A, Weekly VRDNs (Northwoods 168)/(FNMA LOC)	1,000,000
2,000,000		Yucaipa-Calimesa, CA, Joint Unified School District, 5.00% TRANs, 6/29/2001	2,009,454

		TOTAL	627,892,529

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Guam--0.3%
$2,020,000		Guam, Government of, Infrastructure Improvement, Series A, 4.75% Bonds (AMBAC INS), 11/1/2000	$2,020,000

		Puerto Rico--6.6%
4,718,412		Commonwealth of Puerto Rico Municipal Revenues Collection Center, 1997A LeaseTOPS Trust Weekly VRDNs (ABN AMRO Bank N.V., Amsterdam LIQ)/(State Street Bank and Trust Co. LOC)	4,718,412
4,150,000		Commonwealth of Puerto Rico, UT GO Public Improvement, Series B, 5.50% Bonds (AMBAC INS), 7/1/2001	4,190,045
4,995,000		Puerto Rico Commonwealth Infrastructure Financing Authority, Floater Certificates, Series 1998-86, Weekly VRDNs (AMBAC INS)/(Morgan Stanley, Dean Witter & Co. LIQ)	4,995,000
6,987,000		Puerto Rico Government Development Bank, 3.95% CP, Mandatory Tender 1/25/2001	6,987,000
10,000,000		Puerto Rico Government Development Bank, 4.00% CP, Mandatory Tender 12/18/2000	10,000,000
1,000,000		Puerto Rico Government Development Bank, 4.00% CP, Mandatory Tender 1/31/2001	1,000,000
4,000,000		Puerto Rico Highway and Transportation Authority, MERLOTS, Series 2000-FFF, Weekly VRDNs (MBIA INS)/(First Union National Bank, Charlotte, NC LIQ)	4,000,000
9,115,000		Puerto Rico Industrial, Medical & Environmental PCA, Series 1993A, 3.80% TOBs (Merck & Co., Inc.), Optional Tender 12/1/2000	9,115,000

		TOTAL	45,005,457

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$674,917,986

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.

Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 2000, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
100.00%	0.00%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At October 31, 2000, these securities amounted to $57,561,378 which represents 8.5% of net assets.

3 Also, represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($678,753,192) at October 31, 2000.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
CP	--Commercial Paper
FGIC	--Financial Guaranty Insurance Company
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GANs	--Grant Anticipation Notes
GO	--General Obligation
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCA	--Pollution Control Authority
PRF	--Prerefunded
PUTTERs	--Puttable Tax Exempt Receipts
TOBs	--Tender Option Bonds
TOPs	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2000

Assets:
Total investments in securities, at amortized cost and value		$674,917,986
Cash		342,386
Income receivable		5,474,758
Receivable for shares sold		55,278

TOTAL ASSETS		680,790,408

Liabilities:
Payable for shares redeemed	$1,302,420
Income distribution payable	584,829
Accrued expenses	149,967

TOTAL LIABILITIES		2,037,216

Net assets for 678,753,192 shares outstanding		$678,753,192

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$575,277,661 ÷ 575,277,661 shares outstanding		$1.00

Institutional Shares:
$103,475,531 ÷ 103,475,531 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2000

Investment Income:
Interest			$24,475,336

Expenses:
Investment adviser fee		$3,286,723
Administrative personnel and services fee		495,035
Custodian fees		37,159
Transfer and dividend disbursing agent fees and expenses		148,501
Directors'/Trustees' fees		4,467
Auditing fees		11,264
Legal fees		15,411
Portfolio accounting fees		112,860
Shareholder services fee--Institutional Service Shares		1,421,529
Shareholder services fee--Institutional Shares		221,834
Share registration costs		31,979
Printing and postage		24,329
Insurance premiums		33,300
Miscellaneous		3,241

TOTAL EXPENSES		5,847,632

Waivers:
Waiver of investment adviser fee	$(2,531,984)
Waiver of shareholder services fee--Institutional Shares	(221,834)

TOTAL WAIVERS		(2,753,818)

Net expenses			3,093,814

Net investment income			$21,381,522

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2000	1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$21,381,522	$13,514,666

Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(18,302,919)	(11,666,323)
Institutional Shares	(3,078,603)	(1,848,343)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(21,381,522)	(13,514,666)

Share Transactions:
Proceeds from sale of shares	2,964,294,653	2,051,500,217
Net asset value of shares issued to shareholders in payment of distributions declared	13,619,891	8,375,448
Cost of shares redeemed	(2,856,345,296)	(1,907,468,103)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	121,569,248	152,407,562

Change in net assets	121,569,248	152,407,562

Net Assets:
Beginning of period	557,183,944	404,776,382

End of period	$678,753,192	$557,183,944

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2000

ORGANIZATION

Effective February 1, 2000, California Municipal Cash Trust (the "Fund") became a portfolio of the Money Market Obligations Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of the Fund. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. Effective December 18, 2000, the Fund will commence offering Cash II Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of California consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended October 31	2000	1999
Institutional Shares:
Shares sold	344,113,834	338,179,396
Shares issued to shareholders in payment of distributions declared	191,189	38,331
Shares redeemed	(315,199,938)	(305,421,476)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	29,105,085	32,796,251

Year Ended October 31	2000	1999
Institutional Service Shares:
Shares sold	2,620,180,819	1,713,320,821
Shares issued to shareholders in payment of distributions declared	13,428,702	8,337,117
Shares redeemed	(2,541,145,358)	(1,602,046,627)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	92,464,163	119,611,311

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	121,569,248	152,407,562

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended October 31, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act and amounted to $963,070,588 and $1,108,280,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2000, 51.2% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 16.0% of total investments.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF CALIFORNIA MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of the California Municipal Cash Trust (one of the portfolios constituting Money Market Obligations Trust) as of October 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for each of the three years in the period ended October 31, 1998 were audited by other auditors whose report, dated December 23, 1998, expressed an unqualified opinion on that statement and those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the California Municipal Cash Trust of the Money Market Obligations Trust at October 31, 2000, the results of its operations for the year then ended, changes in its net assets, and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
December 5, 2000


A Statement of Additional Information (SAI) dated December 18, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Semi-Annual Report to shareholders as it becomes available. To obtain the SAI, the Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.



You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.


Federated
World-Class Investment Manager
California Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Cusip 60934N351


G00329-01-SS (12/00)


Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

California Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

PROSPECTUS


December 18, 2000


INSTITUTIONAL SHARES


A money market mutual fund seeking to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of California consistent with stability of principal by investing in a portfolio of short-term, high-quality California tax exempt securities.


As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4


What are the Principal Securities in Which the Fund Invests? 4


What are the Specific Risks of Investing in the Fund? 5

What Do Shares Cost? 6


How is the Fund Sold? 7


How to Purchase Shares 7


How to Redeem Shares 9



Account and Share Information 11



Who Manages the Fund? 12



Financial Information 12



Report of Ernst & Young LLP, Independent Auditors 27


Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?


The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of California consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund invests in short-term, high-quality California tax exempt securities. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and California state income tax or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and California state income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?


All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. Because the Fund may invest a significant portion of its assets in securities of a single state, an investment in the Fund may involve additional risks compared to a fully diversified money market fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.


Risk/Return Bar Chart and Table

[Graphic Representation Omitted - See Appendix]


Historically, the Fund has maintained a constant $1.00 NAV per Share. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.



The Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon NAV.



The Fund's Institutional Shares total return for the nine-month period from January 1, 2000 to September 30, 2000 was 2.63%.



Within the period shown in the Chart, the Fund's Institutional Shares highest quarterly return was 0.90% (quarter ended June 30, 1997). Its lowest quarterly return was 0.68% (quarter ended March 31, 1999).


Average Annual Total Return Table


The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 1999.


Calendar Period	Fund
1 Year	3.03%
Start of Performance[1]	3.28%


1 The Fund's Institutional Shares start of performance date was March 4, 1996.



The Fund's Institutional Shares 7-Day Net Yield as of December 31, 1999 was 4.08%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.



Past performance is no guarantee of future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


What are the Fund's Fees and Expenses?

CALIFORNIA MUNICIPAL CASH TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.50%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.89%

1 Although not contractually obligated to do so, the adviser and the shareholder service provider waived certain amounts during the fiscal year ended October 31, 2000. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 2000.

Total Waivers of Fund Expenses	0.64%
Total Actual Annual Fund Operating Expenses (after waivers)	0.25%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.11% for the fiscal year ended October 31, 2000.

3 The shareholder services provider voluntarily waived the shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fee paid by the Fund's Institutional Shares (after the voluntary waiver) was 0.00% for the fiscal year ended October 31, 2000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


1 Year	$91

3 Years	$284

5 Years	$493

10 Years	$1,096

What are the Fund's Investment Strategies?


The Fund invests in a portfolio of high-quality California tax exempt securities maturing in 397 days or less. The Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and California state income tax or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and California state income tax. Interest from the Fund's investments may be subject to AMT. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. The Adviser actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments with enhanced yields.


The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and municipal notes. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

TEMPORARY DEFENSIVE INVESTMENTS


The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and securities subject to federal and California income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.


What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES


Tax exempt securities are fixed income securities that pay interest that is not subject to federal income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.


Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

Variable Rate Demand Instruments

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

Municipal Notes

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSRO or be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.


Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.


INTEREST RATE RISKS


Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.


Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued by California issuers or credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.

CALIFORNIA SECTOR RISKS


Since the Fund invests primarily in issuers from California, the Fund may be subject to additional risks compared to funds that invest in multiple states. California's deep economic base continues to experience increased diversity and strong growth as its economy has recovered from a deep recession in the early 1990s (sparked by downsizing in the aerospace industry in relation to military cutbacks). The major components of California's economy continue to be high technology (particularly Internet-related firms), trade, entertainment, manufacturing, tourism, construction and services. California's location is a benefit to its trade component; however, these factors lead to above-average exposure to international economic conditions.


What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.


When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.


The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?


The Fund offers three share classes: Institutional Shares, Institutional Service Shares and Cash II Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.



The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial institutions acting in an agency or fiduciary capacity, or to individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-California taxpayers because it invests in California municipal securities.


The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before 1:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317


Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.



BY AUTOMATED CLEARING HOUSE (ACH)


Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone


You may redeem Shares by simply calling the Fund at 1-800-341-7400.



If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.



If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).


By Mail

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from the California taxes discussed above to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS


The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.



This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.


Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors on page 27.

Year Ended October 31	2000	1999	1	1998	1997	1996 [2]
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.03	0.03		0.03	0.03	0.02
Less Distributions:
Distributions from net investment income	(0.03)	(0.03)		(0.03)	(0.03)	(0.02)

Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00

Total Return[3]	3.54%	2.97%		3.31%	3.44%	2.24%

Ratios to Average Net Assets:

Expenses	0.25%	0.25%		0.25%	0.21%	0.20%[4]

Net investment income	3.47%	2.93%		3.25%	3.45%	3.33%[4]

Expense waiver/reimbursement[5]	0.64%	0.66%		0.67%	0.74%	0.90%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$103,476	$74,370		$41,574	$41,956	$20,089

1 For the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Reflects operations for the period from March 4, 1996 (date of initial public investment) to October 31, 1996.

3 Based on NAV, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

October 31, 2000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.4%[1]
		California--92.5%
$8,900,000		ABAG Finance Authority for Non-Profit Corporations Weekly VRDNs (Lucile Salter Packard Children's Hospital at Stanford)/(AMBAC INS)/(Bayerische Landesbank Girozentrale LIQ)	$8,900,000
9,010,000		ABAG Finance Authority for Non-Profit Corporations, Series 1998, Weekly VRDNs (The Harker School Foundation)/(U.S. Bank, N.A., Minneapolis LOC)	9,010,000
4,000,000		ABAG Finance Authority for Non-Profit Corporations, Series 1999, Weekly VRDNs (Marin Academy)/(Allied Irish Banks PLC LOC)	4,000,000
10,000,000		ABAG Finance Authority for Non-Profit Corporations, Series 2000, Weekly VRDNs (Episcopal Homes Foundation)/(Wells Fargo Bank, N.A. LOC)	10,000,000
3,705,000		ABN AMRO MuniTOPS Certificates Trust (California Non-AMT) Series 1998-10, Weekly VRDNs (San Diego, CA Water Utility Fund)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	3,705,000
6,500,000		ABN AMRO MuniTOPS Certificates Trust (California Non-AMT), Series 1998-17, Weekly VRDNs (Sacramento County, CA Airport System)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	6,500,000
24,000,000		ABN AMRO MuniTOPS Certificates Trust (California Non-AMT), Series 1999-7, Weekly VRDNs (Los Angeles, CA Unified School District)/(MBIA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	24,000,000
4,356,000	[2]	ABN AMRO MuniTOPS Certificates Trust (California Non-AMT), Series 1999-8, 3.75% TOBs (Contra Costa, CA Water District)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ), Optional Tender 11/1/2000	4,356,000
2,600,000		California Educational Facilities Authority, Floater Certificates, Series 1998-147, Weekly VRDNs (University of Southern California)/(Morgan Stanley, Dean Witter & Co. LIQ)	2,600,000
8,780,000		California HFA, Variable Rate Certificates, Series 1998E, Weekly VRDNs (Bank of America, N.A. LIQ)	8,780,000
4,655,000		California State, CDC Municipal Products, Inc., Series 1996L, Weekly VRDNs (FGIC INS)/(Caisse des Depots et Consignations, Paris LIQ)	4,655,000
25,000,000		California State, GO Tax Exempt Notes, 3.80% CP (Bayerische Landesbank Girozentrale, Commerzbank AG, Frankfurt, Credit Agricole Indosuez, Dexia Public Finance Bank S.A., Landesbank Hessen-Thueringen, Frankfurt, Morgan Guaranty Trust Co., New York, State Street Bank and Trust Co., Toronto Dominion Bank and Westdeutsche Landesbank Girozentrale LIQs), Mandatory Tender 12/12/2000	25,000,000
10,000,000		California State, GO Tax Exempt Notes, 3.90% CP (Bayerische Landesbank Girozentrale, Commerzbank AG, Frankfurt, Credit Agricole Indosuez, Dexia Public Finance Bank S.A., Landesbank Hessen-Thueringen, Frankfurt, Morgan Guaranty Trust Co., New York, State Street Bank and Trust Co., Toronto Dominion Bank and Westdeutsche Landesbank Girozentrale LIQs), Mandatory Tender 11/9/2000	10,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		California--continued
$20,000,000		California State, GO Tax Exempt Notes, 3.95% CP (Bayerische Landesbank Girozentrale, Commerzbank AG, Frankfurt, Credit Agricole Indosuez, Dexia Public Finance Bank S.A., Landesbank Hessen-Thueringen, Frankfurt, Morgan Guaranty Trust Co., New York, State Street Bank and Trust Co., Toronto Dominion Bank and Westdeutsche Landesbank Girozentrale LIQs), Mandatory Tender 11/10/2000	$20,000,000
9,645,000	[2]	California State, PT-1194, 3.85% TOBs (Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 10/25/2001	9,645,000
7,725,000		California State, Trust Receipts, Series 2000 FR/RI-A10 Weekly VRDNs (Bayerische Hypotheken-und Vereinsbank AG LIQ)	7,725,000
18,000,000	[2]	California State, Trust Receipts, Series 2000 FR/RI-A17, 3.80% TOBs (FGIC INS)/(Bank of New York, New York LIQ), Optional Tender 12/6/2000	18,000,000
12,640,000		California State, Trust Receipts, Series 2000 FR/RI-L14, Weekly VRDNs (Lehman Brothers, Inc. LIQ)	12,640,000
6,320,000		California State, Trust Receipts, Series 2000 FR/RI-L15 Weekly VRDNs (Lehman Brothers, Inc. LIQ)	6,320,000
2,700,000		California State Public Works Board, Variable Rate Certificates, Series 2000B, Weekly VRDNs (Regents of University of California)/(MBIA INS)/(Bank of America, N.A. LIQ)	2,700,000
4,715,000		California Statewide Communities Development Authority, MERLOTS, Series 1999E, Weekly VRDNs (Sutter Health)/(FSA INS)/(First Union National Bank, Charlotte, NC LIQ)	4,715,000
4,015,000		California Statewide Communities Development Authority, Series 2000, Weekly VRDNs (Institute for Defense Analyses)/(AMBAC INS)/(First Union National Bank, Charlotte, NC LIQ)	4,015,000
1,780,000		California Statewide Communities Development Authority, Series 2000A, Weekly VRDNs (Nonprofits' Insurance Alliance of California)/(Banque Nationale de Paris LOC)	1,780,000
2,500,000		California Statewide Communities Development Authority, Series A, Weekly VRDNs (Barton Memorial Hospital)/(Banque Nationale de Paris LOC)	2,500,000
12,729,000		Clipper Tax-Exempt Trust (California Non-AMT), Series A, Weekly VRDNs (California HFA)/(MBIA INS)/(State Street Bank and Trust Co. LIQ)	12,729,000
6,000,000		Compton, CA, Solid Waste Management Facilities, Series 2000, Weekly VRDNs (Union Bank of California LOC)	6,000,000
23,900,000		East Bay Municipal Utility District, CA, 4.15% CP (Westdeutsche Landesbank Girozentrale LIQ) Mandatory Tender 11/9/2000	23,900,000
12,315,000		Encinitas, CA, Community Facilities District, Series 2000 FR/RI A5, Weekly VRDNs (Encinitas Ranch Public Improvements)/ (Bayerische Hypotheken-und Vereinsbank AG LIQ)/(United States Treasury PRF)	12,315,000
4,500,000		Grand Terrace, CA, Community Redevelopment Agency, Series 1985A, Weekly VRDNs (Mt. Vernon Villas)/(FNMA LOC)	4,500,000
10,000,000		Los Angeles County, CA Metropolitan Transportation Authority, Municipal Securities Trust Receipts, Series 1998-CMC2, Weekly VRDNs (AMBAC INS)/(Chase Manhattan Corp. LIQ)	10,000,000
11,000,000		Los Angeles County, CA, Series A, 5.00% TRANs, 6/29/2001	11,074,829
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		California--continued
$15,000,000		Los Angeles, CA, Department of Water & Power, Series 2000 B, Weekly VRDNs	$15,000,000
2,500,000		Los Angeles, CA, Department of Water & Power, Series 2000 E, Weekly VRDNs	2,500,000
1,875,000		Los Angeles, CA, Department of Water & Power, Electric Plant Revenue Bonds, 2nd Issue, 9.00% Bonds, 6/1/2001	1,928,540
6,500,000		Los Angeles, CA, Unified School District, 2000-2001 TRANS, Trust Receipts, Series 2000 FR/RI-L13, Weekly VRDNs (Lehman Brothers, Inc. LIQ)	6,500,000
15,000,000		Los Angeles, CA, Wastewater System, 3.85% CP, Mandatory Tender 12/8/2000	15,000,000
3,000,000		Los Angeles, CA, Wastewater System, 3.85% CP, Mandatory Tender 12/18/2000	3,000,000
12,500,000		Los Angeles, CA, Wastewater System, Revenue Bonds, Series 1991-D, 6.70% Bonds (United States Treasury PRF), 12/1/2000	12,777,794
11,000,000		Los Angeles, CA, TRANs, Trust Receipts, Series 2000 FR/RI-N8, Weekly VRDNs (Bank of New York LIQ)	11,000,000
3,000,000		Los Altos, CA, Union High School District, 5.00% TRANs, 7/5/2001	3,013,564
2,475,000		Milpitas, CA, Unified School District, 4.75% TRANs, 7/5/2001	2,482,678
17,200,000		Monterey Peninsula, CA, Water Management District, Wastewater Reclaimation Weekly VRDNs (Bank of America, N.A. LOC)	17,200,000
6,440,000		Northern California Power Agency, Trust Receipts, Series 1999 SSP-35, Weekly VRDNs (MBIA INS)/(Chase Manhattan Bank N.A., New York LIQ)	6,440,000
3,300,000		Oakland, CA, MERLOTS, Series 2000M, Weekly VRDNs (1800 Harrison Foundation)/(AMBAC INS)/(First Union National Bank, Charlotte, NC LIQ)	3,300,000
6,000,000		Oceanside, CA, Community Development Commission, Series 1985, Weekly VRDNs (Shadow Way Apartments)/(Bank One, Arizona N.A. LOC)	6,000,000
11,900,000		Orange County, CA, Housing Authority, Issue 1998I, Weekly VRDNs (Oasis Martinique)/(FNMA LOC)	11,900,000
13,600,000		Orange County, CA IDA, Series 1991A, Weekly VRDNs (Casden Lakes LP)/(Federal Home Loan Mortgage Corp. LOC)	13,600,000
9,000,000		Orange County, CA IDA, Series 1999B, Weekly VRDNs (Riverbend Apartments)/(Federal Home Loan Mortgage Corp. LOC)	9,000,000
43,795,002		PBCC LeaseTOPS Trust (California Non-AMT), Series 1998-1, Weekly VRDNs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ)	43,795,002
6,960,378	[2]	PBCC LeaseTOPS Trust (California Non-AMT), Series 1999-1, 4.25% TOBs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ), Optional Tender 1/24/2001	6,960,378
6,375,000		Peninsula Corridor Joint Powers Board, CA, 4.40% GANs, 7/25/2001	6,383,898
4,000,000		Placer, CA, Union High School District, 4.50% TRANs, 10/1/2001	4,017,706
2,500,000		Ravenswood, CA, City School District, 4.90% TRANs, 7/5/2001	2,510,492
10,000,000		Regents of University of California, Series A, 3.60% CP, Mandatory Tender 11/21/2000	10,000,000
2,000,000		Regents of University of California, Series A, 3.75% CP, Mandatory Tender 12/13/2000	2,000,000
3,455,000		Riverside, CA, Municipal Securities Trust Receipts, Series 1998-CMC5, Weekly VRDNs (AMBAC INS)/(Chase Manhattan Corp. LIQ)	3,455,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		California--continued
$11,150,000		Riverside County, CA, School Financing Authority, Trust Receipts, Series 2000 FR/RI-N9, Weekly VRDNs (Bank of New York LIQ)	$11,150,000
2,525,000		Rosemead, CA, School District, 4.75% TRANs, 7/5/2001	2,532,833
2,300,000		Roseville, CA, Joint Union High School District, 4.50% TRANs, 10/1/2001	2,310,181
16,000,000	[2]	Sacramento, CA, Municipal Utility District, MERLOTS, Series 2000 A10, 3.85% TOBs (AMBAC INS)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 10/1/2001	16,000,000
5,000,000		Sacramento, CA, Series 1985B, Weekly VRDNs (Woodbridge - 301 LLC)/(Bank One, Arizona N.A. LOC)	5,000,000
2,600,000	[2]	Sacramento County, CA, Sanitation District, MERLOTS, Series 2000 SSS, 4.10% TOBs (First Union National Bank, Charlotte, NC LIQ)/(United States Treasury PRF), Optional Tender 8/1/2001	2,600,000
1,430,000		San Bernardino County, CA, Certificates of Participation, Series B, 6.75% Bonds (United States Treasury PRF), 8/1/2001	1,486,297
1,140,000		San Bernardino County, CA, Certificates of Participation, Series B, 7.00% Bonds (United States Treasury PRF), 8/1/2001	1,186,946
8,210,000		San Francisco, CA, City & County Airport Commission, Series 1997B, 3.70% CP (San Francisco International Airport)/(Societe Generale, Paris LOC), Mandatory Tender 1/12/2001	8,210,000
4,000,000		San Francisco, CA, City & County Airport Commission, Series 1997B, 3.75% CP (San Francisco International Airport)/(Societe Generale, Paris LOC), Mandatory Tender 12/14/2000	4,000,000
975,000		San Francisco, CA, City & County Airport Commission, Floater Certificates, Series 1998-31, Weekly VRDNs (FGIC INS)/(Bank of America, N.A. LIQ)	975,000
2,810,000		San Francisco, CA, Redevelopment Finance Agency, (PT-125) Weekly VRDNs (Northridge Cooperative Homes)/(MBIA INS)/(Merrill Lynch & Co., Inc. LIQ)	2,810,000
16,500,000		San Francisco, CA, Redevelopment Finance Agency, Series B1, Weekly VRDNs (Fillmore Center)/(Credit Suisse First Boston LOC)	16,500,000
7,175,000		San Francisco, CA, Redevelopment Finance Agency, CDC Municipal Products, Inc., Series 1997T, Weekly VRDNs (Northridge Cooperative Homes)/(MBIA INS)/(Caisse des Depots et Consignations, Paris LIQ)	7,175,000
4,000,000		San Luis, CA, Coastal Unified School District, 4.80% BANs, 7/2/2001	4,014,046
3,000,000		Southern California Metropolitan Water District, CA, Series B, 3.95% CP (Westdeutsche Landesbank Girozentrale LIQ), Mandatory Tender 12/14/2000	3,000,000
10,000,000		Southern California Metropolitan Water District, CA, Series B, 4.00% CP (Westdeutsche Landesbank Girozentrale LIQ), Mandatory Tender 12/14/2000	10,000,000
5,100,000		Southern California Metropolitan Water District, CA, MERLOTS, Series 1999O, Weekly VRDNs (First Union National Bank, Charlotte, NC LIQ)	5,100,000
5,000,000		Southern California Metropolitan Water District, CA, PUTTERs, Series 116, Weekly VRDNs (Morgan Guaranty Trust Co., New York LIQ)	5,000,000
3,990,000		Sunnyvale, CA, Elementary School District, 4.75% TRANs, 7/5/2001	4,002,891
1,000,000		Upland, CA, Community Redevelopment Agency, Series 1999A, Weekly VRDNs (Northwoods 168)/(FNMA LOC)	1,000,000
2,000,000		Yucaipa-Calimesa, CA, Joint Unified School District, 5.00% TRANs, 6/29/2001	2,009,454

		TOTAL	627,892,529

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Guam--0.3%
$2,020,000		Guam, Government of, Infrastructure Improvement, Series A, 4.75% Bonds (AMBAC INS), 11/1/2000	$2,020,000

		Puerto Rico--6.6%
4,718,412		Commonwealth of Puerto Rico Municipal Revenues Collection Center, 1997A LeaseTOPS Trust Weekly VRDNs (ABN AMRO Bank N.V., Amsterdam LIQ)/(State Street Bank and Trust Co. LOC)	4,718,412
4,150,000		Commonwealth of Puerto Rico, UT GO Public Improvement, Series B, 5.50% Bonds (AMBAC INS), 7/1/2001	4,190,045
4,995,000		Puerto Rico Commonwealth Infrastructure Financing Authority, Floater Certificates, Series 1998-86, Weekly VRDNs (AMBAC INS)/(Morgan Stanley, Dean Witter & Co. LIQ)	4,995,000
6,987,000		Puerto Rico Government Development Bank, 3.95% CP, Mandatory Tender 1/25/2001	6,987,000
10,000,000		Puerto Rico Government Development Bank, 4.00% CP, Mandatory Tender 12/18/2000	10,000,000
1,000,000		Puerto Rico Government Development Bank, 4.00% CP, Mandatory Tender 1/31/2001	1,000,000
4,000,000		Puerto Rico Highway and Transportation Authority, MERLOTS, Series 2000-FFF, Weekly VRDNs (MBIA INS)/(First Union National Bank, Charlotte, NC LIQ)	4,000,000
9,115,000		Puerto Rico Industrial, Medical & Environmental PCA, Series 1993A, 3.80% TOBs (Merck & Co., Inc.), Optional Tender 12/1/2000	9,115,000

		TOTAL	45,005,457

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$674,917,986

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.

Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 2000, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
100.00%	0.00%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At October 31, 2000, these securities amounted to $57,561,378, which represents 8.5% of net assets.

3 Also, represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($678,753,192) at October 31, 2000.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
CP	--Commercial Paper
FGIC	--Financial Guaranty Insurance Company
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GANs	--Grant Anticipation Notes
GO	--General Obligation
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCA	--Pollution Control Authority
PRF	--Prerefunded
PUTTERs	--Puttable Tax Exempt Receipts
TOBs	--Tender Option Bonds
TOPs	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2000

Assets:
Total investments in securities, at amortized cost and value		$674,917,986
Cash		342,386
Income receivable		5,474,758
Receivable for shares sold		55,278

TOTAL ASSETS		680,790,408

Liabilities:
Payable for shares redeemed	$1,302,420
Income distribution payable	584,829
Accrued expenses	149,967

TOTAL LIABILITIES		2,037,216

Net assets for 678,753,192 shares outstanding		$678,753,192

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$575,277,661 ÷ 575,277,661 shares outstanding		$1.00

Institutional Shares:
$103,475,531 ÷ 103,475,531 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2000

Investment Income:
Interest			$24,475,336

Expenses:
Investment adviser fee		$3,286,723
Administrative personnel and services fee		495,035
Custodian fees		37,159
Transfer and dividend disbursing agent fees and expenses		148,501
Directors'/Trustees' fees		4,467
Auditing fees		11,264
Legal fees		15,411
Portfolio accounting fees		112,860
Shareholder services fee--Institutional Service Shares		1,421,529
Shareholder services fee--Institutional Shares		221,834
Share registration costs		31,979
Printing and postage		24,329
Insurance premiums		33,300
Miscellaneous		3,241

TOTAL EXPENSES		5,847,632

Waivers:
Waiver of investment adviser fee	$(2,531,984)
Waiver of shareholder services fee--Institutional Shares	(221,834)

TOTAL WAIVERS		(2,753,818)

Net expenses			3,093,814

Net investment income			$21,381,522

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2000	1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$21,381,522	$13,514,666

Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(18,302,919)	(11,666,323)
Institutional Shares	(3,078,603)	(1,848,343)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(21,381,522)	(13,514,666)

Share Transactions:
Proceeds from sale of shares	2,964,294,653	2,051,500,217
Net asset value of shares issued to shareholders in payment of distributions declared	13,619,891	8,375,448
Cost of shares redeemed	(2,856,345,296)	(1,907,468,103)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	121,569,248	152,407,562

Change in net assets	121,569,248	152,407,562

Net Assets:
Beginning of period	557,183,944	404,776,382

End of period	$678,753,192	$557,183,944

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2000

ORGANIZATION

Effective February 1, 2000, California Municipal Cash Trust (the "Fund") became a portfolio of the Money Market Obligations Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of the Fund. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. Effective December 18, 2000, the Fund will commence offering Cash II Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of California consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended October 31	2000	1999
Institutional Shares:
Shares sold	344,113,834	338,179,396
Shares issued to shareholders in payment of distributions declared	191,189	38,331
Shares redeemed	(315,199,938)	(305,421,476)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	29,105,085	32,796,251

Year Ended October 31	2000	1999
Institutional Service Shares:
Shares sold	2,620,180,819	1,713,320,821
Shares issued to shareholders in payment of distributions declared	13,428,702	8,337,117
Shares redeemed	(2,541,145,358)	(1,602,046,627)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	92,464,163	119,611,311

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	121,569,248	152,407,562

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended October 31, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act and amounted to $963,070,588 and $1,108,280,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2000, 51.2% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 16.0% of total investments.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF CALIFORNIA MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of the California Municipal Cash Trust (one of the portfolios constituting Money Market Obligations Trust) as of October 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for each of the three years in the period ended October 31, 1998 were audited by other auditors whose report, dated December 23, 1998, expressed an unqualified opinion on that statement and those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the California Municipal Cash Trust of the Money Market Obligations Trust at October 31, 2000, the results of its operations, changes in its net assets, and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
December 5, 2000


A Statement of Additional Information (SAI) dated December 18, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Semi-Annual Report to shareholders as it becomes available. To obtain the SAI, the Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.



You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.


Federated
World-Class Investment Manager
California Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Cusip 60934N369


G00300-01-IS (12/00)


Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

California Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

STATEMENT OF ADDITIONAL INFORMATION


December 18, 2000



INSTITUTIONAL SERVICE SHARES
INSTITUTIONAL SHARES
CASH II SHARES



This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for California Municipal Cash Trust (Fund) Institutional Service Shares, Institutional Shares and Cash II Shares, dated December 31, 2000. Obtain the prospectuses without charge by calling 1-800-341-7400.



Federated
World-Class Investment Manager
California Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

G00329-02 (12/00)


CONTENTS

How is the Fund Organized? 1

Securities in Which the Fund Invests 1

What Do Shares Cost? 5

How is the Fund Sold? 5

Subaccounting Services 5


Redemption in Kind 6



Massachusetts Partnership Law 6



Account and Share Information 6


Tax Information 6


Who Manages and Provides Services to the Fund? 7



How Does the Fund Measure Performance? 11



Who is Federated Investors, Inc.? 13



Investment Ratings 14



Addresses 16


How is the Fund Organized?


The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1998. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on May 30, 1994, was reorganized as a portfolio of the Trust on February 1, 2000.



The Board of Trustees (the Board) has established three classes of shares of the Fund, known as Institutional Service Shares, Institutional Shares and Cash II Shares (Shares). This SAI relates to all three classes of Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser).


Securities in Which the Fund Invests


The Fund's principal securities are described in its prospectus. Additional securities, and further information regarding the principal securities, are outlined below. In pursuing its investment strategy, the Fund may invest in such securities for any purpose that is consistent with its investment objective.


SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.


The following describes the types of fixed income securities in which the Fund may invest.


Tax Exempt Securities

Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

General Obligation Bonds

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds


Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.


Private Activity Bonds

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Fund may invest in bonds subject to AMT.

Municipal Leases

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale. The Fund may invest in securities supported by individual leases or pools of leases.

Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.


Municipal Mortgage Backed Securities



Municipal mortgage backed securities are special revenue bonds the proceeds of which may be used to provide mortgage loans for single family homes or to finance multifamily housing. Municipal mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Municipal mortgage backed securities generally have fixed interest rates.


Credit Enhancement


Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.


INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

SPECIAL TRANSACTIONS


Inter-Fund Borrowing and Lending Arrangements



The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.



For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the "Repo Rate") and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the "Bank Loan Rate"), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.


DELAYED DELIVERY TRANSACTIONS


Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.


ASSET COVERAGE

In order to secure its obligations in connection with special transactions, including delayed delivery transactions, the Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating the special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may make temporary defensive investments in the following taxable securities.

U.S. Treasury Securities

U.S. Treasury securities are direct obligations of the federal government of the United States.

Agency Securities


Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.


Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.

Commercial Paper

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

INVESTMENT RATINGS


Securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's (S&P), MIG-1 or MIG-2 by Moody's Investors Service (Moody's), or F-1+, F-1 or F-2 by Fitch IBCA, Inc. (Fitch) are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two nationally recognized statistical rating organizations (NRSROs) in one of their two highest rating categories. See "Regulatory Compliance."


INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Leverage Risks

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Tax Risks

In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.


Prepayment Risks



Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on municipal mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a fund holding municipal mortgage backed securities.



For example, when interest rates decline, the values of municipal mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on municipal mortgage backed securities.



Conversely, when interest rates rise, the values of municipal mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of municipal mortgage backed securities, and cause their value to decline more than traditional fixed income securities.



FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICY



The Fund's investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of California consistent with stability of principal.


The Fund invests in tax-exempt securities so that at least 80% of its annual interest income is exempt from federal regular income tax and California state income tax or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and California state income tax.

This investment objective and policy may not be changed by the Board without shareholder approval.

INVESTMENT LIMITATIONS

Diversification

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Concentration of Investments

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

Investing in Real Estate

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Underwriting

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Investing in Commodities

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Issuing Senior Securities and Borrowing Money


The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (the "1940 Act").


Lending Cash or Securities

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Pledging Assets


The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.


Buying on Margin

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Investing in Illiquid Securities

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

Investing in Restricted Securities

The Fund may invest in securities subject to restrictions on resale under the Securities Act of 1933.

For purposes of the diversification limitation, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.


For purposes of the concentration limitation: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exceed foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."


Regulatory Compliance


The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the "Rule"), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


DETERMINING MARKET VALUE OF SECURITIES


The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.



The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.


What Do Shares Cost?

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.


RULE 12B-1 PLAN (CASH II SHARES ONLY)



As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.



The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.



For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.


SHAREHOLDER SERVICES


The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS


Investment professionals (such as broker/dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or Federated Shareholder Services Company (these fees do not come out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.



Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.


Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.


Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS


Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote.


Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.


As of December 1, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares: Lack & Lindsay, c/o Wilmington Trust Company, Wilmington, DE, owned approximately 27,133,268 shares (20.56%); Union Bank of California Sweep Acct., San Diego, CA, owned approximately 16,014,548 shares (12.13%); Cupertino National Bank & Trust Co., Palo Alto, CA, owned approximately 14,810,122 (11.22%); Borel Bank & Trust, San Meteo, CA, owned approximately 14,693,853 shares (11.13%) Fiduciary Trust Co. International, New York, NY, owned approximately 13,061,155 shares (9.90%); VAR & Co., US Bank N.A., St. Paul, MN, owned approximately 6,827,255 shares (5.17%); and CB&T Company, California Bank and Trust, Oakland, CA, owned approximately 6,652,767 shares (5.04%).



As of December 1, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Service Shares: Piper Jaffray Inc., Minneapolis, MN, owned approximately 73,609,930 shares (12.55%) and UBS AG, Omnibus Reinvest Acct., New York, NY, owned approximately 44,026,021 shares (7.51%).


Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

STATE TAXES


Under existing California laws, distributions made by the Fund will not be subject to California individual income taxes to the extent that such distributions qualify as exempt-interest dividends under the California Revenue and Taxation Code, and provided further that at the close of each quarter, at least 50% of the value of the total assets of the Fund consists of obligations the interest on which is exempt from California taxation under either the Constitution or laws of California or the Constitution or laws of the United States. The Fund will furnish its shareholders with a written note designating exempt-interest dividends within 60 days after the close of its taxable year. Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to California individual income taxes.


Dividends of the Fund are not exempt from the California taxes payable by corporations.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES


The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name; address; birth date; present position(s) held with the Trust; principal occupations for the past five years and positions held prior to the past five years; total compensation received as a Trustee from the Trust for its most recent fiscal year, if applicable; and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 40 funds and the Federated Fund Complex is comprised of 43 investment companies, whose investment advisers are affiliated with the Fund's Adviser.



As of December 1, 2000, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.


Name Birth Date Address Position With Trust	Principal Occupations for Past Five Years	Aggregate Compensation From Fund	Total Compensation From Trust and Fund Complex
John F. Donahue*+# Birth Date: July 28, 1924 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA CHAIRMAN AND TRUSTEE	Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.; formerly: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.	$0	$0 for the Trust and 42 other investment companies in the Fund Complex
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director and Chairman of Audit Committee, Robroy Industries, Inc. (coated steel conduits/computer storage equipment); formerly: Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc. (physician practice management); Director, Member of Executive Committee, University of Pittsburgh.	$464.10	$116,760.63 for the Trust and 42 other investment companies in the Fund Complex
John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE	Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; formerly: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.	$474.82	$128,455.37 for the Trust and 42 other investment companies in the Fund Complex
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering, construction, operations and technical services); formerly: Partner, Andersen Worldwide SC.	$357.05	$73,191.21 for the Trust and 36 other investment companies in the Fund Complex
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE	Director or Trustee of some of the Federated Fund Complex; Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College; Director, Iperia Corp. (communications/software); formerly: Director, Redgate Communications and EMC Corporation (computer storage systems). Previous Positions: Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.	$431.59	$93,190.48 for the Trust and 36 other investment companies in the Fund Complex
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center -- Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center; Member, National Board of Trustees, Leukemia Society of America.	$431.59	$116,760.63 for the Trust and 42 other investment companies in the Fund Complex
Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE	Director or Trustee of the Federated Fund Complex; formerly: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation. Previous Positions: Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.	$442.31	$109,153.60 for the Trust and 42 other investment companies in the Fund Complex

Name Birth Date Address Position With Trust	Principal Occupations for Past Five Years	Aggregate Compensation From Fund	Total Compensation From Trust and Fund Complex
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE

Director or Trustee of some of the Federated Fund Complex; Management Consultant; formerly: Executive Vice President, Legal and External Affairs, DVC Group, Inc. (formerly, Dugan Valva Contess, Inc.) (marketing, communications, technology and consulting).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

		$474.82	$102,573.91 for the Trust and 39 other investment companies in the Fund Complex
John E. Murray, Jr., J.D., S.J.D.# Birth Date: December 20, 1932 President, Duquesne University Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director, Michael Baker Corp. (engineering, construction, operations and technical services). Previous Positions: Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.	$442.31	$128,455.37 for the Trust and 42 other investment companies in the Fund Complex
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Public Relations/Marketing/Conference Planning. Previous Positions: National Spokesperson, Aluminum Company of America; television producer; business owner; conference coordinator.	$431.59	$116,760.63 for the Trust and 42 other investment companies in the Fund Complex
John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE	Director or Trustee of some of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.; Director, Walsh & Kelly, Inc. (heavy highway contractor); formerly: Vice President, Walsh & Kelly, Inc.	$431.59	$94,536.85 for the Trust and 38 other investment companies in the Fund Complex
J. Christopher Donahue*† Birth Date: April 11, 1949 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA PRESIDENT AND TRUSTEE

President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; President, Chief Executive Officer and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; President, Chief Executive Officer and Director, Federated Global Investment Management Corp.; President and Chief Executive Officer, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; formerly: President, Federated Investment Counseling.

		$0	$0 for the Trust and 29 other investment companies in the Fund Complex
Edward C. Gonzales Birth Date: October 22, 1930 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA EXECUTIVE VICE PRESIDENT

President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services; formerly: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services; Vice President, Federated Investment Management Company, Federated Investment Counseling, Federated Global Investment Management Corp. and Passport Research, Ltd.; Director and Executive Vice President, Federated Securities Corp.; Director, Federated Services Company; Trustee, Federated Shareholder Services Company.

		$0	$0 for the Trust and 41 other investment companies in the Fund Complex
John W. McGonigle Birth Date: October 26, 1938 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA EXECUTIVE VICE PRESIDENT AND SECRETARY	Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.; formerly: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.	$0	$0 for the Trust and 42 other investment companies in the Fund Complex
Richard J. Thomas Birth Date: June 17, 1954 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA TREASURER	Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; formerly: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.	$0	$0 for the Trust and 42 other investment companies in the Fund Complex
Richard B. Fisher Birth Date: May 17, 1923 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA VICE PRESIDENT	President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.; formerly: Director or Trustee of some of the Funds in the Federated Fund Complex,; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.	$0	$0 for the Trust and 40 other investment companies in the Fund Complex

Name Birth Date Address Position With Trust	Principal Occupations for Past Five Years	Aggregate Compensation From Fund	Total Compensation From Trust and Fund Complex
William D. Dawson III Birth Date: March 3, 1949 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA CHIEF INVESTMENT OFFICER

Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Registered Representative, Federated Securities Corp.; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.; formerly: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

		$0	$0 for the Trust and 27 other investment companies in the Fund Complex
Deborah A. Cunningham Birth Date: September 15, 1959 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA VICE PRESIDENT	Deborah A. Cunningham is Vice President of the Trust. Ms. Cunningham joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham served as a Portfolio Manager and a Vice President of the Adviser from 1993 through 1996. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.	$0	$0 for the Trust and 3 other investment companies in the Fund Complex
Mary Jo Ochson Birth Date: September 12, 1953 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA VICE PRESIDENT	Mary Jo Ochson is Vice President of the Trust. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.	$0	$0 for the Trust and 4 other investment companies in the Fund Complex


* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the 1940 Act.


# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.


† Mr. Donahue is the father of J. Christopher Donahue, President and Trustee of the Trust.



INVESTMENT ADVISER


The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.


The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon it by its contract with the Trust.


Other Related Services


Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.



CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING



As required by SEC rules, the Fund, its Adviser and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.


BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150 of 1%	on the first $250 million
0.125 of 1%	on the next $250 million
0.100 of 1%	on the next $250 million
0.075 of 1%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

The independent auditor for the Fund, Ernst & Young LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES (INSTITUTIONAL SERVICE SHARES AND INSTITUTIONAL SHARES)


For the Year Ended October 31	2000	1999	1998
Advisory Fee Earned	$3,286,723	2,488,373	$1,757,809

Advisory Fee Reduction	2,531,984	2,053,851	1,496,779

Administrative Fee	495,035	375,247	265,101

Shareholder Services Fee:

Institutional Shares	0	--	--

Institutional Service Shares	1,421,529	--	--

Fees are allocated among classes based on their pro rata share of Fund assets, except for shareholder services fees, which are borne only by the applicable class of Shares.


For the fiscal years ended October 31, 1999 and October 31, 1998, fees paid by the Fund for services are prior to the Fund's reorganization as a portfolio of the Trust on February 1, 2000.


How Does the Fund Measure Performance?


The Fund may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.


The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD


Total returns are given for the one-year and Start of Performance periods ended October 31, 2000.



Yield, Effective Yield and Tax-Equivalent Yield are given for the 7-day period ended October 31, 2000.


	7-Day Period	1 Year	Start of Performance on 3/4/1996
Institutional Shares:
Total Return	NA	3.54%	3.33%
Yield	3.69%	NA	NA
Effective Yield	3.75%	NA	NA
Tax-Equivalent Yield	7.22%	NA	NA

	7-Day Period	1 Year	5 Years	10 Years
Institutional Service Shares:
Total Return	NA	3.28%	3.09%	2.98%
Yield	3.44%	NA	NA	NA
Effective Yield	3.50%	NA	NA	NA
Tax-Equivalent Yield	6.73%	NA	NA	NA


Since the Fund's Cash II Shares did not commence operation prior to October 31, 2000, there is no similar performance information.


TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD, EFFECTIVE YIELD AND TAX-EQUIVALENT YIELD


The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base-period return; and multiplying the base-period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate.


To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE


Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.


Taxable Yield Equivalent for 2000 - State of California
Combined Federal and State Income Tax Bracket:	23.00%	37.30%	40.30%	45.30%	48.90%
Single Return	$1-26,250	$26,251-63,550	$63,551-132,600	$132,601-288,350	Over 288,350

Tax Exempt Yield:	Taxable Yield Equivalent:
1.00%	1.30%	1.59%	1.68%	1.83%	1.96%
1.50%	1.95%	2.39%	2.51%	2.74%	2.94%
2.00%	2.60%	3.19%	3.35%	3.66%	3.91%
2.50%	3.25%	3.99%	4.19%	4.57%	4.89%
3.00%	3.90%	4.78%	5.03%	5.48%	5.87%
3.50%	4.55%	5.58%	5.86%	6.40%	6.85%
4.00%	5.19%	6.38%	6.70%	7.31%	7.83%
4.50%	5.84%	7.18%	7.54%	8.23%	8.81%
5.00%	6.49%	7.97%	8.38%	9.14%	9.78%
5.50%	7.14%	8.77%	9.21%	10.05%	10.76%
6.00%	7.79%	9.57%	10.05%	10.97%	11.74%
6.50%	8.44%	10.37%	10.89%	11.88%	12.72%
7.00%	9.09%	11.16%	11.73%	12.80%	13.70%
7.50%	9.74%	11.96%	12.56%	13.71%	14.68%
8.00%	10.39%	12.76%	13.40%	14.63%	15.66%
8.50%	11.04%	13.56%	14.24%	15.54%	16.63%
9.00%	11.69%	14.35%	15.08%	16.45%	17.61%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

Taxable Yield Equivalent for 2000 - State of California
Combined Federal and State Income Tax Bracket:	21.00%	37.30%	40.30%	45.30%	48.90%
Joint Return	$1-43,850	$43,851-105,950	$105,951-161,450	$161,451-288,350	Over 288,350

Tax Exempt Yield:	Taxable Yield Equivalent:
1.00%	1.27%	1.59%	1.68%	1.83%	1.96%
1.50%	1.90%	2.39%	2.51%	2.74%	2.94%
2.00%	2.53%	3.19%	3.35%	3.66%	3.91%
2.50%	3.16%	3.99%	4.19%	4.57%	4.89%
3.00%	3.80%	4.78%	5.03%	5.48%	5.87%
3.50%	4.43%	5.58%	5.86%	6.40%	6.85%
4.00%	5.06%	6.38%	6.70%	7.31%	7.83%
4.50%	5.70%	7.18%	7.54%	8.23%	8.81%
5.00%	6.33%	7.97%	8.38%	9.14%	9.78%
5.50%	6.96%	8.77%	9.21%	10.05%	10.76%
6.00%	7.59%	9.57%	10.05%	10.97%	11.74%
6.50%	8.23%	10.37%	10.89%	11.88%	12.72%
7.00%	8.86%	11.16%	11.73%	12.80%	13.70%
7.50%	9.49%	11.96%	12.56%	13.71%	14.68%
8.00%	10.13%	12.76%	13.40%	14.63%	15.66%
8.50%	10.76%	13.56%	14.24%	15.54%	16.63%
9.00%	11.39%	14.35%	15.08%	16.45%	17.61%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

  references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
  charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and
  information about the mutual fund industry from sources such as the Investment Company Institute.


The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and Treasury bills.


The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper Analytical Services, Inc.

Lipper Analytical Services, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

IBC/Donoghue's Money Fund Report

IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

Money

Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds


In the municipal sector, as of December 31, 1999, Federated managed 12 bond funds with approximately $2.0 billion in assets and 24 money market funds with approximately $13.1 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds


In the equity sector, Federated has more than 29 years' experience. As of December 31, 1999, Federated managed 53 equity funds totaling approximately $18.3 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds

In the corporate bond sector, as of December 31, 1999, Federated managed 13 money market funds and 29 bond funds with assets approximating $35.7 billion and $7.7 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 27 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

Government Funds

In the government sector, as of December 31, 1999, Federated managed 9 mortgage backed, 11 government/agency and 16 government money market mutual funds, with assets approximating $4.7 billion, $1.6 billion and $34.1 billion, respectively. Federated trades approximately $450 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.8 billion in government funds within these maturity ranges.

Money Market Funds


In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1999, Federated managed more than $83.0 billion in assets across 54 money market funds, including 16 government, 13 prime, 24 municipal and 1 euro-denominated with assets approximating $34.1 billion, $35.7 billion, $13.1 billion and $115 million, respectively.



The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield--J. Thomas Madden; U.S. fixed income--William D. Dawson III; and global equities and fixed income--Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients

Federated meets the needs of approximately 1,160 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

Bank Marketing

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


Investment Ratings


STANDARD & POOR'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS

A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER (CP) RATINGS

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS

AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

MOODY'S INVESTORS SERVICE, SHORT-TERM MUNICIPAL OBLIGATION RATINGS


Moody's Investor Service (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.


MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS

Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER (CP) RATINGS

P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

LONG-TERM DEBT RATINGS

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

FITCH IBCA, INC. SHORT-TERM DEBT RATING DEFINITIONS

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

Addresses

CALIFORNIA MUNICIPAL CASH TRUST


Institutional Service Shares
Institutional Shares
Cash II Shares


Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

           MONEY MARKET OBLIGATIONS TRUST - CALIFORNIA MUNICIPAL CASH TRUST

                        APPENDIX - BAR CHART DESCRIPTIONS

CASH II SHARES - PROSPECTUS PAGE 2

The graphic presentation displayed here consists of a bar chart representing the annual total returns of California Municipal Cash Trust, Institutional Service
Shares as of the calendar year-end for each of ten years. The total returns for
Institutional Service Shares are disclosed here because Cash II Shares have only been offered since December 18, 2000.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1% up to 6%.

The `x' axis represents calculation periods for the last ten calendar years of the Fund's Institutional Service Shares, beginning with the earliest year. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1990 through 1999. The percentages noted are: 5.31%, 3.92%, 2.47%, 1.94%, 2.35%,
3.41%, 3.17%, 3.21%, 2.97% and 2.77%.

INSTITUTIONAL SHARES - PROSPECTUS PAGE 2

The graphic presentation displayed here consists of a bar chart representing the annual total returns of California Municipal Cash Trust, Institutional Shares as
of the calendar year-end for each of three years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1% up to 4%.

The `x' axis represents calculation periods for the last three calendar years of the Fund's Institutional Shares, beginning with the earliest year. The light gray shaded chart features three distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Institutional Shares for each calendar year is stated
directly at the top of each respective bar, for the calendar years 1997 through
1999. The percentages noted are: 3.47%, 3.23% and 3.03%.

INSTITUTIONAL SERVICE SHARES - PROSPECTUS PAGE 2

The graphic presentation displayed here consists of a bar chart representing the annual total returns of California Municipal Cash Trust, Institutional Service
Shares as of the calendar year-end for each of ten years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1% up to 6%.

The `x' axis represents calculation periods for the last ten calendar years of the Fund's Institutional Service Shares, beginning with the earliest year. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1990 through 1999. The percentages noted are: 5.31%, 3.92%, 2.47%, 1.94%, 2.35%,
3.41%, 3.17%, 3.21%, 2.97% and 2.77%.